Investments - Schedule of Method of Fair Valuation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 2,307	$ 2,754
Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	2,309	2,774
Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	285	309
Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	57	193
Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 1,965	2,252
Mutual Fund Units | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Mutual Fund Units | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 251	229
Target Maturity Fund Units | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Target Maturity Fund Units | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 0	54
Quoted Debt Securities | Amortized Cost
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Amortized Cost | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 59	213
Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price and marketobservable inputs
Quoted Debt Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 922	1,389
Commercial Paper | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Commercial Paper | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 127	426
Certificates of Deposit | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Market observable inputs
Certificates of Deposit | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 844	410
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method, Market multiples method, Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 6	3
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Unquoted Equity and Preference Securities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 66	20
Quoted Equity Secutities | Fair Value Through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Quoted price
Quoted Equity Secutities | Fair Value Through Other Comprehensive Income | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 6	7
Others | Fair Value Through Profit or Loss
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Method	Discounted cash flows method,Market multiples method,Option pricing model
Others | Fair Value Through Profit or Loss | Fair Value
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Fair value	$ 28	$ 23